Financial Instruments and Risk Management (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivative inventory amount	R$ 28,811	R$ 95,986
Other comprehensive income	29,447	322
Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Income and expenses recognized	R$ 705,006	R$ 313,103